Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
11.	Related Party Transactions

CMA CGM is considered to be a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2014 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 44.43% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2014	December 31, 2013
Amounts due to CMA CGM companies presented within current liabilities	$2,366	$1,969

Amounts due from CMA CGM companies presented within current assets	$1,183	$7,006

The current account balances at December 31, 2014 and December 31, 2013 relate to amounts payable to or recoverable from CMA CGM group companies. The majority of the Company’s charter arrangements are with CMA CGM and one of its subsidiaries provides the Company with ship management services on all but one of its vessels.

The Company has from time to time experienced delays in receiving charterhire from CMA CGM. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month. Up to two instalments were outstanding at times during 2014. As at December 31, 2014, no charterhire was outstanding. As at close of business on April 17, 2015, the latest practicable date prior to the issuance of these consolidated financial statements, no charterhire was outstanding.

CMA CGM held all of the Series A preferred shares of the Company until they were fully redeemed, at a discount, pursuant to a Share Repurchase Agreement on August 22, 2014 (see note 13). Dividends on these preferred shares for the year ended December 31, 2014 amounted to $653 (2013: $1,037, 2012: $1,161). Dividends on these preferred shares are included within interest expense.

Time Charter Agreements

The majority of the Company’s time charter arrangements are with CMA CGM. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2014 of between 3.00 and 11.00 years (see note 2(a)). Of the $871,639 maximum contracted future charter hire receivable for the fleet set out in note 12, $832,492 relates to the 15 vessels that were chartered to CMA CGM as at December 31, 2014. Revenues generated from charters to CMA CGM are summarized as follows:

	Year ended December 31,
	2014	2013	2012
Revenue generated from charters to CMA CGM	$133,426	$143,212	$153,205

Ship Management Agreement

The Company outsources day to day technical management of 17 of its vessels to a ship manager, CMA Ships Limited, a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships Limited an annual management fee of $123 per vessel (2013: $114, 2012: $114) and reimburses costs incurred by CMA Ships on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap of between $5.9 and $9.0 (2013: between $5.4 and $8.8) per day per vessel depending on the vessel. The impact of the cap is determined annually on a vessel by vessel basis for so long as the initial charters remain in place. Ship management fees expensed for the year ended December 31, 2014 amounted to $2,091 (2013: $1,938, 2012: $1,938).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.